THERMADYNE HOLDINGS CORPORATION CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income [Member]	Total
Balance as of at Dec. 31, 2008
Balance as of (in Shares)	13,540
December 3, 2010
Comprehensive income:					$ 9,954
Net income			4,182		4,182	4,182
Foreign currency translation, net of tax				7,279	7,279	7,279
Pension benefit obligation, net of tax				318	318	318
Post-retirement benefit obligations, net of tax				(1,825)	(1,825)	(1,825)
Comprehensive Income (Loss)					9,954
Common stock issuance-Employee stock purchase plan		114				114
Common stock issuance-Employee stock purchase plan (in Shares)	30
Stock compensation		(579)				(579)
Balance as of at Dec. 31, 2009	135	188,791	(65,063)	3,929		127,792
Balance as of (in Shares)	14,521
December 3, 2010
Comprehensive income:					7,102
Net income			6,136		6,136	6,136
Foreign currency translation, net of tax				1,981	1,981	1,981
Pension benefit obligation, net of tax				(705)	(705)	(705)
Post-retirement benefit obligations, net of tax				(310)	(310)	(310)
Comprehensive Income (Loss)					7,102
Common stock issuance-Employee stock purchase plan		96				96
Common stock issuance-Employee stock purchase plan (in Shares)	12
Exercise of stock options	1	70				71
Exercise of stock options (in Shares)	969
Stock compensation		682				682
Balance as of at Dec. 04, 2010	136	189,639	(58,927)	4,895		135,743
Balance as of at Nov. 30, 2010
Balance as of (in Shares)	1,000
December 3, 2010
Initial investment by purchasers		176,010				176,010
Initial investment by purchasers (in Shares)	1,000
Comprehensive income:					(11,239)
Net income			(14,680)		(14,680)	(14,680)
Foreign currency translation, net of tax				2,760	2,760	2,760
Pension benefit obligation, net of tax				647	647	647
Post-retirement benefit obligations, net of tax				34	34	34
Comprehensive Income (Loss)					(11,239)
Stock compensation		25				25
Balance as of at Dec. 30, 2010		176,035	(14,680)	3,441		164,796
Balance as of at Dec. 31, 2010						164,796
Balance as of (in Shares)	1,000
December 3, 2010
Comprehensive income:					1,019
Net income			6,741		6,741	6,741
Foreign currency translation, net of tax				(1,385)	(1,385)	(1,385)
Pension benefit obligation, net of tax				(4,483)	(4,483)	(4,483)
Post-retirement benefit obligations, net of tax				146	146	146
Comprehensive Income (Loss)					1,019
Capital contribution from Technologies		1,185				1,185
Stock compensation		570				570
Balance as of at Dec. 31, 2011		$ 177,790	$ (7,939)	$ (2,281)		$ 167,570